FAIR VALUE MEASUREMENTS AND DISCLOSURES Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Based Derivative Assets	$ 42,788,000	$ 76,104,000
Basis Protection Derivative Assets	387,000	5,000
Assets, Fair Value Disclosure	43,175,000	76,109,000
Commodity Based Derivative Liabilities	9,839,000	9,888,000
Basis Protection Derivative Liabilities	16,656,000	35,424,000
Liabilities, Fair Value Disclosure	26,495,000	45,312,000
Net Asset Fair Value	16,680,000	30,797,000
Fair Value | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Based Derivative Assets	15,734,000	25,837,000
Basis Protection Derivative Assets	16,000	38,000
Assets, Fair Value Disclosure	15,750,000	25,875,000
Commodity Based Derivative Liabilities	2,081,000	3,768,000
Basis Protection Derivative Liabilities	0	0
Liabilities, Fair Value Disclosure	2,081,000	3,768,000
Net Asset Fair Value	13,669,000	22,107,000
Fair Value | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Based Derivative Assets	58,522,000	101,941,000
Basis Protection Derivative Assets	403,000	43,000
Assets, Fair Value Disclosure	58,925,000	101,984,000
Commodity Based Derivative Liabilities	11,920,000	13,656,000
Basis Protection Derivative Liabilities	16,656,000	35,424,000
Liabilities, Fair Value Disclosure	28,576,000	49,080,000
Net Asset Fair Value	30,349,000	52,904,000
3.25% Convertible Senior Notes due 2016 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.25%
3.25% convertible senior notes fair value	125,300,000
3.25% convertible senior notes fair value as a percentage of par	109.00%
7.75% Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.75%
12% Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
12% senior notes fair value	$ 512,800,000
12% senior notes fair value as percentage of par	102.60%